CONVERTIBLE PROMISSORY NOTES THIRD PARTIES (Details 3) - USD ($)	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 31, 2022	Jul. 31, 2021
Interest expense	$ 46,535	$ 42,040	$ 65,701	$ 48,907	$ 63,089	$ 255,913	$ 128,790	$ 285,327	$ 5,873
First Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share			$ 0.0137				$ 0.0137			$ 0.001	$ 0.0162
First Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			0.0137				0.0137
Second Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share			0.0093				0.0093				0.0143
Second Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			0.0093				0.0093
Third Conversion [Member] | Power Up Note #1 [Member]
Converion Price Per Share											$ 0.0143
Third Conversion [Member] | Power Up Note #2 [Member]
Converion Price Per Share			$ 0.0081				$ 0.0081